Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2022
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Provision for Other Credit Losses			$ 3,839,000
Deferred offering costs	906
Transaction incurred costs
Net accounts receivable	1,329,000		1,253,000	2,705,000
Allowance for credit losses			2,129,000
Accounts receivable totaled	1,329,000		3,382,000	2,700,000
Aggregate principal amount					$ 2,000,000
Loan bore interest					2.88%
Additional interest					5.00%
Loan receivable				1,600,000
Accrued interest receivable			1,700,000	48,000
Inventory	$ 3,143,000		$ 3,096,000	$ 3,676,000